Trade Accounts and Notes Receivable - Summary of Ageing Analysis of Net Trade Accounts and Notes Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Trade and Other Receivables [line items]
Trade receivables	$ 361.9	$ 300.7	$ 620.4
Not Past Due [Member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	248.8	189.1	390.6
30 Days [member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	32.9	33.6	98.9
30 - 60 Days [member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	23.5	17.5	26.2
60 - 90 Days [member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	10.2	3.1	17.3
90 - 120 Days [member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	4.1	6.5	24.3
> 120 Days [member]
Disclosure of Trade and Other Receivables [line items]
Trade receivables	$ 42.4	$ 50.9	$ 63.1